Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
Schedule of effects of the initial application

	According to the previous accounting policy	The change	As presented according to IFRS 16
	USD in thousands

As of January 1, 2019:

Non-current assets:
Property and equipment, net	$2,107	$193	$2,300

Current liabilities:
Credit from others	91	64	155

Non-current liabilities:
Lease liabilities	$-	$129	$129

Schedule of reconciliation of total commitment for future minimum lease payments

January 1, 2019
USD in thousands

Total future minimum lease payments for non-cancellable leases of Therapix as per IAS 17 according to the financial statements as of December 31, 2018 (see Note 2.c3)	$258

Total undiscounted lease liabilities as per IFRS 16	258

Effect of discount of future lease payments at the Company's incremental interest rate on initial date of application	(65)

Total lease liabilities resulting from initial application of IFRS 16 at January 1, 2019	$193